Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 22,573
Weighted- Average Life	10 years
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	15,727
Weighted- Average Life	10 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	160
Weighted- Average Life	5 years
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 6,686
Weighted- Average Life	11 years